Income (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss)	$ 284,000		$ (7,471,000)		$ (6,095,000)		$ (13,543,000)		$ (21,010,541)	$ (15,820,997)
Denominator:
Weighted average common shares outstanding - Basic	60,008,779		56,857,629		59,621,946		55,680,815		56,763,879	52,074,647
Dilutive effect of stock options, RSUs and warrants	23,029,458		0		0		0		0	0
Weighted average common shares outstanding - Diluted	83,633,139		56,857,629		59,621,946		55,680,815		56,763,879	52,074,647
Basic earnings (loss) per share	$ 0		$ (0.13)		$ (0.1)		$ (0.24)		$ (0.37)	$ (0.3)
Diluted earnings (loss) per share	$ 0	[1]	$ (0.13)	[1]	$ (0.1)	[1]	$ (0.24)	[1]	$ (0.37)	$ (0.3)

[1]

(1) There were 17,732,764 warrants, 246,667 options, and 5,179,222 RSUs outstanding at June 30, 2024 and there were 12,376,020 warrants, 470,668 options, and 4,772,923 RSUs outstanding at June 30, 2023. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the six months ended June 30, 2024 and 2023 and three months ended June 30, 2023, as inclusion would have an anti-dilutive effect.